CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2022
Cash Cash Equivalents And Balances With Banks
Cash, cash equivalents and balances with banks

a)	Cash, cash equivalents and balances with banks

	R$ thousands
	On December 31, 2022	On December 31, 2021
Cash and due from banks in domestic currency	14,428,309	14,850,622
Cash and due from banks in foreign currency	6,120,063	6,433,495
Reverse repurchase agreements (1) (a)	97,635,695	50,101,989
Investments in gold	-	213
Cash and cash equivalents	118,184,067	71,386,319
Compulsory deposits with the Central Bank (2)	101,973,383	87,317,302
Cash, cash equivalents and balances with banks (b)	220,157,450	158,703,621
Cash and balances with banks (b) – (a)	122,521,755	108,601,632
(1)	Refers to operations whose maturity on the effective investment date is equal to or less than 90 days and present an insignificant risk of change. In the statement of financial position these are presented as ‘loans and advances to financial institutions’ – refer to note 10; and
(2)	Compulsory deposits with the Central Bank of Brazil refers to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.